General and Administrative expenses	12 Months Ended
Dec. 31, 2024
General and Administrative expenses
General and Administrative expenses
11.	General and Administrative expenses

General and administrative expenses are analyzed as follows:

For the year ended December 31,	2024	2023	2022
Employee costs	7,665,227	5,816,591	3,998,981
Directors’ fees and expenses	1,200,219	906,598	850,942
Professional fees	1,625,369	2,032,332	287,355
Other expenses	420,047	1,177,852	159,245
Total	10,910,862	9,933,373	5,296,523

Insurance cover, for certain directors and executives of the Group, in respect to their potential liability towards the Group and third parties for the years ended December 31, 2024, 2023 and 2022, amounted to $481,696, $387,864 and $164,200, respectively.